Non-controlling Interests (Details 3) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement of financial position [abstract]
Current assets	$ 960,006,128	$ 789,281,758
Total non-current assets	1,565,330,404	1,564,408,956
Current liabilities	521,524,086	483,281,996
Non-current liabilities	594,993,771	427,481,495
Non-controlling interests [member]
Statement of financial position [abstract]
Current assets	839,968,110	762,824,893
Total non-current assets	932,342,408	922,672,059
Current liabilities	465,134,566	438,802,486
Non-current liabilities	259,155,674	207,501,667
Vina San Pedro Tarapaca S.A [Member] | Non-controlling interests [member]
Statement of financial position [abstract]
Current assets	208,725,098	161,149,880
Total non-current assets	216,866,727	219,742,431
Current liabilities	99,267,005	90,203,962
Non-current liabilities	$ 76,505,535	$ 49,601,667